Shareholders' Equity (Tables)	3 Months Ended
Mar. 31, 2015
Shareholders' Equity [Abstract]
Summary Of Stock Option Activity

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2015	2,576,987	$0.58
Options granted	20,000	0.38
Options cancelled/expired	(155,775)	0.35
Balance at March 31, 2015	2,441,212	$0.59
Exercisable, March 31, 2015	1,586,566	$0.68
Vested and expected to vest	2,314,270	$0.60

Summary Of Stock-Based Compensation Expense

	Three months ended March 31,
	2015	2014
Income statement account:
Selling and marketing	$13	$10
General and administrative	27	77
	$40	$87

Summary Of Weighted-Average Assumptions

	Three months ended March 31,
	2015		2014
Expected dividend yield	—		—
Expected stock price volatility	96.2%		105.5%
Risk-free interest rate	1.7%		2.0%
Expected term (in years)	6.1	years	6.1	years
Weighted-average grant date fair-value	$0.29		$0.52